UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parnassus Investments
Address: One Market - Steuart Tower #1600
         San Francisco, CA 94105

Form 13F File Number: 28-05022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc C. Mahon
Title:   Cheif Financial Officer & Treasurer
Phone:   (415) 778-0200

Signature, Place, and Date of Signing:


/S/ Marc C. Mahon             San Francisco, CA        02/08/08
-----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        128

Form 13F Information Table Value Total:  1,140,160
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


PAGE:    1 OF:   5      FORM 13F      NAME OF REPORTING MANAGER: Parnassus Investments                    #28-05022   DATE:12/31/07


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
Amgen Inc. CONV       CONVERTIBLE    031162AQ3            1,758    2,000,000    X                           2000000
0.375% Due 2/1/13
Intel Corp CONV       CONVERTIBLE    458140AD2            1,079    1,000,000    X                           1000000
2.950% Due 12/15/35
Maxtor Corp CONV      CONVERTIBLE    577729AC0            1,678    1,500,000    X                           1500000
6.800% Due 4/30/2010
ACI Worldwide, Inc.   COMMON STOCK   004498101            2,704      142,000    X                            142000
Accenture Ltd.        COMMON STOCK   G1150G111            1,931       53,600    X                             53600
Adobe Systems Inc     COMMON STOCK   00724F101            4,294      100,500    X                            100500
American Eagle Inc.   COMMON STOCK   02553E106            6,543      315,000    X                            315000
AFLAC Incorporated    COMMON STOCK   001055102           23,580      376,500    X                            376500
Akamai Technologies   COMMON STOCK   00971T101           12,543      362,500    X                            362500
Altera Corporation    COMMON STOCK   021441100            6,009      311,000    X                            311000
Applied Materials     COMMON STOCK   038222105            1,421       80,000    X                             80000
AMB Property Corp.    COMMON STOCK   00163T109            7,195      125,000    X                            125000
Apache Corporation    COMMON STOCK   037411105           48,931      455,000    X                            455000
Avocent Corporation   COMMON STOCK   053893103            1,713       73,500    X                             73500
Bed Bath & Beyond     COMMON STOCK   075896100            2,466       83,900    X                             83900
Build-A-Bear Inc.     COMMON STOCK   120076104              251       18,000    X                             18000
Best Buy Co.,         COMMON STOCK   086516101            3,054       58,000    X                             58000
BEA Systems, Inc.     COMMON STOCK   073325102            8,340      528,500    X                            528500
WR Berkley Corp       COMMON STOCK   084423102           20,554      689,500    X                            689500
Bright Horizons Fam   COMMON STOCK   109195107            2,107       61,000    X                             61000
Black Hills Corp.     COMMON STOCK   092113109            4,741      107,500    X                            107500
Barr Pharmaceuticals  COMMON STOCK   068306109            8,469      159,500    X                            159500
Cardinal Health, Inc  COMMON STOCK   14149Y108            5,775      100,000    X                            100000
Cognex Corporation    COMMON STOCK   192422103              987       49,000    X                             49000
Chemed Corp           COMMON STOCK   16359R103           28,834      516,000    X                            516000
Ciena Corp            COMMON STOCK   171779309            8,766      257,000    X                            257000
Computer Programs     COMMON STOCK   205306103              455       20,000    X                             20000
& Systems Inc.
Cisco Systems, Inc.   COMMON STOCK   17275R102           22,928      847,000    X                            847000
Cognizant Technology  COMMON STOCK   192446102           11,183      329,500    X                            329500
Solutions Corp.
Citrix Systems Inc.   COMMON STOCK   177376100           18,568      488,500    X                            488500
Quest Diagnostics     COMMON STOCK   74834L100            5,290      100,000    X                            100000
DR Horton Inc.        COMMON STOCK   23331A109            4,050      307,500    X                            307500
Danaher Corp.         COMMON STOCK   235851102           17,548      200,000    X                            200000
Genentech, Inc.       COMMON STOCK   368710406            5,466       81,500    X                             81500
Amdocs Ltd.           COMMON STOCK   G02602103            5,670      164,500    X                            164500
Devon Energy Corp.    COMMON STOCK   25179M103            4,890       55,000    X                             55000
Ecolab, Inc.          COMMON STOCK   278865100           13,315      260,000    X                            260000
Energen Corporation   COMMON STOCK   29265N108           16,058      250,000    X                            250000
EMC Corporation       COMMON STOCK   268648102            1,853      100,000    X                            100000
Endo Pharmaceuticals  COMMON STOCK   29264F205              918       34,410    X                             34410
EOG Resources Inc.    COMMON STOCK   26875P101            6,694       75,000    X                             75000
First Horizon Nation  COMMON STOCK   320517105            5,536      305,000    X                            305000
Fiserv Inc.           COMMON STOCK   337738108            9,711      175,000    X                            175000
Freddie Mac           COMMON STOCK   313400301            2,044       60,000    X                             60000
Forest Laboratories   COMMON STOCK   345838106            6,707      184,000    X                            184000
Cedar Fair, L.P.      COMMON STOCK   150185106              845       40,000    X                             40000
Genzyme Corp.         COMMON STOCK   372917104            4,839       65,000    X                             65000
Graco Inc.            COMMON STOCK   384109104            2,217       59,500    X                             59500
Corning Inc.          COMMON STOCK   219350105            4,186      174,500    X                            174500
Google, Inc.          COMMON STOCK   38259P508           13,968       20,200    X                             20200
Gen-Probe Inc.        COMMON STOCK   36866T103            8,810      140,000    X                            140000
IBM Corporation       COMMON STOCK   459200101           17,891      165,500    X                            165500
Integrated Device     COMMON STOCK   458118106              283       25,000    X                             25000
Informatica Corp.     COMMON STOCK   45666Q102            4,505      250,000    X                            250000
Intel Corporation     COMMON STOCK   458140100           24,141      905,500    X                            905500
Intuit Inc.           COMMON STOCK   461202103           13,719      434,000    X                            434000
Invitrogen Corp.      COMMON STOCK   46185R100            2,942       31,500    X                             31500
Johnson & Johnson     COMMON STOCK   478160104           54,494      817,000    X                            817000
J.P. Morgan Chase     COMMON STOCK   46625H100            8,730      200,000    X                            200000
Nordstrom Inc.        COMMON STOCK   655664100            2,042       55,600    X                             55600
K-Swiss Inc.          COMMON STOCK   482686102              253       14,000    X                             14000
LifeCell Corporation  COMMON STOCK   531927101              517       12,000    X                             12000
Linear Technology     COMMON STOCK   535678106           21,326      670,000    X                            670000
Lincare Holdings, In  COMMON STOCK   532791100            1,776       50,500    X                             50500
Lowe's Cos. Inc.      COMMON STOCK   548661107            4,976      220,000    X                            220000
Lattice Semiconducto  COMMON STOCK   518415104            1,706      525,000    X                            525000
Microchip Technology  COMMON STOCK   595017104            4,933      157,000    X                            157000
McKesson Corp         COMMON STOCK   58155Q103           11,464      175,000    X                            175000
MDU Resources Group   COMMON STOCK   552690109           18,706      677,500    X                            677500
Mentor Graphics Corp  COMMON STOCK   587200106              172       16,000    X                             16000
McAfee Inc.           COMMON STOCK   579064106            3,000       80,000    X                             80000
McCormick & Co        COMMON STOCK   579780206           13,284      350,400    X                            350400
3M Co.                COMMON STOCK   88579Y101            8,474      100,500    X                            100500
Microsoft Corp.       COMMON STOCK   594918104           59,256    1,664,500    X                           1664500
Micron Technology     COMMON STOCK   595112103              152       21,000    X                             21000
Nordson Corp.         COMMON STOCK   655663102              301        5,200    X                              5200
Annaly Capital Mgmt   COMMON STOCK   035710409            4,091      225,000    X                            225000
Network Appliance     COMMON STOCK   64120L104            5,516      221,000    X                            221000
Nuance Comm, Inc.     COMMON STOCK   67020Y100              934       50,000    X                             50000
Novartis AG - ADR     COMMON STOCK   66987V109           20,366      375,000    X                            375000
Northwest NaturalGas  COMMON STOCK   667655104            4,866      100,000    X                            100000
O2Micro Ltd. - ADR    COMMON STOCK   67107W100              173       15,000    X                             15000
ONEOK, Inc.           COMMON STOCK   682680103            5,372      120,000    X                            120000
Ormat Technologies    COMMON STOCK   686688102            6,876      125,000    X                            125000
Otter Tail Corp       COMMON STOCK   689648103            2,595       75,000    X                             75000
Omnivision Tech Inc.  COMMON STOCK   682128103            4,069      260,000    X                            260000
Paychex, Inc.         COMMON STOCK   704326107            4,709      130,000    X                            130000
Pfizer Inc.           COMMON STOCK   717081103           24,651    1,084,500    X                           1084500
Procter & Gamble Co.  COMMON STOCK   742718109           29,368      400,000    X                            400000
Pulte Homes, Inc.     COMMON STOCK   745867101            4,047      384,000    X                            384000
ProLogis              COMMON STOCK   743410102           15,972      252,000    X                            252000
Plantronics, Inc.     COMMON STOCK   727493108            1,828       70,300    X                             70300
Pepco Holdings Inc.   COMMON STOCK   713291102            5,133      175,000    X                            175000
Pharmaceutical Produ  COMMON STOCK   717124101            2,584       64,000    X                             64000
Powerwave Techs Inc.  COMMON STOCK   739363109            5,320    1,320,000    X                           1320000
Qualcomm Inc.         COMMON STOCK   747525103           11,569      294,000    X                            294000
Rohm and Haas Co      COMMON STOCK   775371107           18,575      350,000    X                            350000
Range Resources Corp  COMMON STOCK   75281A109            5,136      100,000    X                            100000
IMS Health Inc.       COMMON STOCK   449934108            3,295      143,000    X                            143000
SAP AG - ADR          COMMON STOCK   803054204            3,829       75,000    X                             75000
Sigma-Aldrich Corp    COMMON STOCK   826552101           10,647      195,000    X                            195000
Smith International,  COMMON STOCK   832110100            7,385      100,000    X                            100000
SLM Corporation       COMMON STOCK   78442P106            4,129      205,000    X                            205000
Synovus Financial     COMMON STOCK   87161C105              229        9,500    X                              9500
Seagate Technology    COMMON STOCK   G7945J104              204        8,000    X                              8000
Southern Union Co     COMMON STOCK   844030106           14,680      500,000    X                            500000
Sunoco, Inc           COMMON STOCK   86764P109            1,304       18,000    X                             18000
Symantec Corp         COMMON STOCK   871503108            2,599      161,000    X                            161000
Sysco Corp            COMMON STOCK   871829107            8,598      275,500    X                            275500
Teva Pharm - SP ADR   COMMON STOCK   881624209           15,106      325,000    X                            325000
Teleflex Incorporate  COMMON STOCK   879369106            3,781       60,000    X                             60000
Target Corporation    COMMON STOCK   87612E106            7,625      152,500    X                            152500
Tuesday Morning Corp  COMMON STOCK   899035505            8,837    1,743,000    X                           1743000
Tower Group Inc.      COMMON STOCK   891777104           22,545      675,000    X                            675000
Texas Instruments     COMMON STOCK   882508104            2,722       81,500    X                             81500
UnitedHealth Group    COMMON STOCK   91324P102           11,640      200,000    X                            200000
Ultra Petroleum Corp  COMMON STOCK   903914109            3,718       52,000    X                             52000
Valero Energy Corp    COMMON STOCK   91913Y100           27,438      391,800    X                            391800
ViroPharma Inc.       COMMON STOCK   928241108            3,184      401,000    X                            401000
Valeant Pharm Intl.   COMMON STOCK   91911X104            9,337      780,000    X                            780000
Walgreen Co.          COMMON STOCK   931422109            5,103      134,000    X                            134000
WD-40 Company         COMMON STOCK   929236107            9,303      245,000    X                            245000
Wells Fargo & Co.     COMMON STOCK   949746101            7,849      260,000    X                            260000
Whole Foods Market    COMMON STOCK   966837106           10,118      248,000    X                            248000
Waste Management Inc  COMMON STOCK   94106L109           21,742      665,500    X                            665500
W&T Offshore Inc.     COMMON STOCK   92922P106           18,425      615,000    X                            615000
XTO Energy Inc.       COMMON STOCK   98385X106           22,470      437,500    X                            437500
Zhone Technologies    COMMON STOCK   98950P108               59       50,000    X                             50000
GRAND TOTAL:                                          1,140,160